Employee Benefit - Disclosure of indirect measurement of fair value of goods or services received (Details) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) shares R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	12/30/2019
Stock dilution percentage	0.57%
Number of shares granted | shares	33,704,937
Average share value at the grant date | R$ / shares	R$ 0.95
Estimated fair value at the vesting date | R$	R$ 34,406
Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portions	1/3
Vesting dates	Dec. 30, 2020
Later than one year and not later than two years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portions	1/3
Vesting dates	Dec. 30, 2021
Later than two years and not later than three years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portions	1/3
Vesting dates	Dec. 30, 2022